Significant Accounting Policies (Table)	12 Months Ended
Mar. 31, 2020
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Summary of estimated useful lives of major property, plant and equipment	The estimated useful lives of major property, plant and equipment are as follows:

Buildings and structures	7–60 years
Machinery and equipment	2–22 years
Tools, furniture and fixtures	2–20 years

Summary of estimated useful lives of major intangible assets
The estimated useful lives of major intangible assets are as follows:

Software for sale	1–8 years
Software for internal use	3–5 years
Customer relationship	3–19 years
Acquired capitalized development costs	7–17 years
Others	2–10 years